INCOME TAXES (Schedule of Income Tax (Expenses)/Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax expenses:
Current	$ 150	$ 633	$ 50
Deferred		0	4,433
Income tax expenses, Net	$ 150	$ 633	$ 4,483